STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Issuance of treasury shares under stock purchase plans, ordinary shares	6,686,810	2,595,563	3,372,115
Issuance of treasury shares under stock purchase plans, ordinary shares withheld for taxes	45,592	50,644	37,310
Treasury shares	10,341,000	9,535,992	12,298,434